NET INCOME (LOSS) PER SHARE - Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net Income (loss)	$ (23,676)	$ (3,913)	$ 4,820
Denominator:
Weighted average shares outstanding-Basic	35,881	35,556	35,642
Potentially dilutive ordinary share equivalents-stock options and restricted stock			677
Weighted average shares outstanding-Diluted	35,881	35,556	36,319
Net income (loss) per share Basic	$ (0.66)	$ (0.11)	$ 0.14
Net income (loss) per share Diluted	$ (0.66)	$ (0.11)	$ 0.13